Inventories (Tables)	6 Months Ended
Dec. 31, 2020
Inventories [Abstract]
Schedule of inventories

	31 December 2020	30 June 2020	31 December 2019
	£ million	£ million	£ million
Raw materials and consumables	332	363	322
Work in progress	53	48	59
Maturing inventories	4,562	4,562	4,358
Finished goods and goods for resale	803	799	720
	5,750	5,772	5,459